N-2	Jun. 05, 2023 shares
Cover [Abstract]
Entity Central Index Key	0001517767
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-2
Investment Company Act Registration	true
Entity Registrant Name	Vertical Capital Income Fund
Entity Address, Address Line One	225 Pictoria Drive
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45246
City Area Code	(631)
Local Phone Number	470-2719
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

RISK FACTORS

Investing in our securities involves a number of significant risks. In addition to the other information contained in or incorporated into this prospectus, you should consider carefully the following information before making an investment in our securities. The risks set out below are not the only risks we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us might also impair our operations and performance and the value of our securities. If any of the following events occur, our business, financial condition and results of operations could be materially adversely affected and the value of our securities may be impaired. In such case, the price of our securities could decline, and you may lose all or part of your investment. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.

Borrower Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The Fund’s performance may be more sensitive to regional economic occurrences than the value of shares of a fund that does not invest, in part, based on the recovery value of residential real estate collateral. The value of a borrower’s securities that are held in the Fund’s portfolio may decline for a number of reasons that directly relate to the borrower, such as financial leverage, job loss, or an individual’s other sources of revenue or repayment. Individuals may have short work histories, limited alternative employment opportunities and few resources. The risks associated with these investments are generally greater than those associated with investments in the securities of large established companies. This may cause the Fund’s net asset value to be more volatile when compared to investment companies that focus only on large capitalization companies. Generally, securities of individual borrowers are more likely to experience sharper swings in market values and less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate. Further, the notes of individual borrowers, in which the Fund invests, do not trade on an exchange and trade over-the-counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Fund may be required to dispose of these notes over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Concentration Risk. Because the Fund will invest more than 25% of its assets in the mortgage-related industry, the Fund will be subject to greater volatility risk than a fund that is not concentrated in a single industry. The mortgage-related industry, as a whole, may be unstable if the price of real estate declines below a certain level or if the U.S. economy weakens below a certain level. Additionally, the Fund’s investments in mortgage-related industry securities may be more volatile than securities markets in general and may perform poorly even when securities markets, in general, are rising. The Fund’s investments may be concentrated in regions or states, which exposes the Fund to region- or state-specific economic risks such as higher unemployment rates, higher borrower default rates and declining property values.

Credit Risk. There is a risk that note-issuing borrowers will not make scheduled periodic interest and principal payments, resulting in losses to the Fund. Notes that pay interest periodically, but repay all principal at maturity are expected to have higher default rates. In addition, the credit quality of securities may decline if a borrower’s financial condition deteriorates. Lower credit quality may lead to greater volatility in the price of a note and in shares of the Fund. Lower quality notes, such as those considered sub-prime by the Adviser are more likely to default than those considered prime by the Adviser or a rating evaluation agency or service provider. An economic downturn or period of rising interest rates could adversely affect the market for these notes and reduce the Fund’s ability to sell these securities. The lack of a liquid market for these securities could decrease the Fund’s share price. Additionally, borrowers may seek bankruptcy protection which will delay resolution of security holder claims and may eliminate or materially reduce liquidity. Default, or the market’s perception that a borrower is likely to default, could reduce the value and liquidity of portfolio securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings. Lower quality notes offer the potential for higher return, but also involve greater risk than debt securities of higher quality, including an increased possibility that the borrower or guarantor, if any, may not be able to make its payments of interest and principal. If that happens, the value of the security will decrease and may become worthless. This will cause the Fund’s share price to decrease and its income will be reduced.

Defaulted Securities Risk. Defaulted securities lack liquidity and may have no secondary market for extended periods. Defaulted securities may have low recovery values and defaulting borrowers may seek bankruptcy protection which would delay resolution of the Fund’s claims. The Fund anticipates a significant likelihood of default by mortgage-related borrowers. Defaulted securities will not make scheduled interest or principal payments which will reduce the Fund’s returns and ability to make distributions. Defaulted securities may become worthless.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Rising interest rates tend to increase the likelihood of borrower default. These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Leverage Risk. The use of leverage by borrowing money to purchase additional securities causes the Fund to incur additional expenses and will magnify losses in the event of underperformance of the securities purchased with borrowed money.

Generally, the use of leverage also will cause the Fund to have higher expenses (mostly interest expenses) than those of funds that do not use such techniques. In addition, a lender to the Fund may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund.

Liquidity Risk. The Fund’s investments are subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of individuals that may have substantial market and/or credit risk, tend to have the greatest exposure to liquidity risk.

Management Risk. The net asset value of the Fund changes from time to time based on the performance of the securities in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular real estate segments and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions. The Fund’s borrowing costs, if any, will increase when interest rates rise.

Prepayment Risk. Securities may be subject to prepayment risk because borrowers are typically able to prepay principal. Consequently, a security’s maturity may be longer or shorter than anticipated. When interest rates fall, obligations will be paid off more quickly than originally anticipated and the Fund may have to invest the prepaid proceeds in securities with lower yields. The yield realized on a security purchased at a premium will be lower than expected if prepayment occurs sooner than expected, as is often the case when interest rates fall. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, preventing the Fund from reinvesting at higher yields. The yield realized on a security purchased at a discount will be lower than expected if prepayment occurs later than expected, as is often the case when interest rates rise.

Real Estate Risk. The Fund will not invest in real estate directly, but because the Fund will concentrate its investments in securities secured by real estate, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. Although the Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with direct ownership in real property. The value of the Fund’s shares will be affected by factors affecting the value of real estate. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and other expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses, including environmental remediation costs; (vii) variations in neighborhood values or the appeal of property to potential buyers; (viii) the availability of financing; (ix) changes in interest rates and (x) natural disasters.

Servicer Risk. Because the Fund engages servicers to collect payments from borrowers, there is a risk that payments to the Fund will be delayed if a servicer fails to perform its functions or fails to perform them in a timely manner. A servicer may be inadequately staffed to efficiently process a higher than expected level of borrower defaults. Consequently, the Fund may experience unexpected delays in foreclosing on properties securing debts and recoveries to the Fund would likely be lower than expected. If a servicer becomes insolvent, the Fund will incur expenses in transferring servicing duties to a new servicer and borrower delinquencies and defaults would likely rise during a transfer to a new servicer. Loan servicing is subject to significant regulation and fines for violations of these regulations might be borne by the Fund because a loan servicer is an agent of the Fund.

The Adviser may invest up to 10% of the Fund’s assets in notes secured by commercial real estate. The Adviser selects securities by evaluating the issuer’s credit quality and the potential liquidation value of the commercial real estate collateral securing the issuer’s debt obligation. When evaluating credit quality the Adviser uses an underwriting model that takes into account the following factors, but may also take into consideration others:

Commercial Issuers

●	Issuer payment history including delinquencies and defaults

●	Issuer credit report

●	Security’s interest rate

●	Issuer total debt service load and total fixed costs

●	Tenant quality and lease roll-over

●	Local market competition

●	Projected vacancy rate

●	Title search of property to assure clear title by issuer When evaluating commercial real estate collateral’s potential liquidation value the Adviser uses a collateral valuation underwriting model that may take into account the following factors, but may also take into consideration others:

●	Current property value as established by an independent broker’s price opinion

●	State laws pertaining to mortgages in that domicile

●	Local real estate trends around the respective property

●	Potential environmental remediation costs at site

●	Estimated foreclosure value for the property Even though the Adviser re-evaluates each issuer’s ability to pay, it nonetheless anticipates a significant likelihood of default by issuers because of difficult-to-predict economic events. The Adviser expects to resolve or forestall defaults primarily by renegotiating note terms to lower interest and/or principal payments so that an issuer can resume payments on its note. The Adviser also may enter into an agreement with the issuer and a third party to sell the property to the third party for less than the principal balance on the note while forgiving any unpaid principal that remains after receiving the proceeds from the sale (commonly referred to as a short-sale). The Adviser may also foreclose upon the property and seek to recover via sale of the property.

There are also special risks associated with particular sectors, or real estate operations generally, as described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Hotel Properties. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Community Centers. Community center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of commercial real estate investments:

Development Issues. Certain commercial real estate issuers may engage in the development or construction of real estate properties. These issuers are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Certain commercial real estate issuers may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Dependence on Tenants. The value of commercial real estate issuers’ properties and the ability to repay their notes depend upon the ability of the tenants at their properties to generate enough income in excess of their operating expenses to make their lease payments. Changes beyond the control of commercial real estate issuers may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to repay their notes.

Financial Leverage. Commercial real estate issuers may be highly leveraged and financial covenants may affect the ability of these issuers to operate effectively.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a commercial real estate issuer may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such issuer and, as a result, the amount available to make interest or principal payments to the Fund could be reduced.

Current Conditions. The decline in the broader credit markets in recent years related to the sub-prime mortgage dislocation has caused the global financial markets to become more volatile and the United States homebuilding and commercial real estate market has been dramatically impacted as a result. The confluence of the dislocation in the real estate credit markets with the broad based stress in the United States real estate industry could create a difficult environment for owners of real estate in the near term and investors should be aware that the general risks of investing in securities secured by real estate may be magnified.

Recent instability in the United States, Europe and other credit markets also has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other adverse events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to continue to finance real estate developments and projects or refinance completed projects.

For example, adverse developments relating to sub-prime mortgages have been adversely affecting the willingness of some lenders to extend credit, in general, which may make it more difficult for companies to obtain financing on attractive terms or at all so that they may commence or complete real estate development projects, refinance completed projects or purchase real estate. It also may adversely affect the price at which companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms or at all. These developments also may adversely affect the broader economy, which in turn may adversely affect the real estate markets. Such developments could, in turn, reduce the number of real estate funds publicly-traded during the investment period and reduce the Fund’s investment opportunities.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Description [Text Block]

DESCRIPTION OF OUR SECURITIES

This prospectus contains a summary of our shares, preferred shares, subscription rights and debt securities. These summaries are not meant to be a complete description of each security. However, this prospectus and the accompanying prospectus supplement will contain the material terms and conditions for each security being offered thereby.

The following are our authorized and outstanding classes of securities as of April 28, 2023:

Title of Class	Amount Authorized	Amount Held By Fund	Amount Outstanding
Shares of Beneficial Interest	99,502,488 shares*	None	10,381,847 shares

*	The Trustees have authorized an unlimited number of shares, subject to a $1 billion limit on the Fund, which would represent 99,502,488 shares assuming 10.05 NAV.

Outstanding Security, Authorized [Shares]	99,502,488	[1]
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	10,381,847
Borrower Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Borrower Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The Fund’s performance may be more sensitive to regional economic occurrences than the value of shares of a fund that does not invest, in part, based on the recovery value of residential real estate collateral. The value of a borrower’s securities that are held in the Fund’s portfolio may decline for a number of reasons that directly relate to the borrower, such as financial leverage, job loss, or an individual’s other sources of revenue or repayment. Individuals may have short work histories, limited alternative employment opportunities and few resources. The risks associated with these investments are generally greater than those associated with investments in the securities of large established companies. This may cause the Fund’s net asset value to be more volatile when compared to investment companies that focus only on large capitalization companies. Generally, securities of individual borrowers are more likely to experience sharper swings in market values and less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate. Further, the notes of individual borrowers, in which the Fund invests, do not trade on an exchange and trade over-the-counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Fund may be required to dispose of these notes over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration Risk. Because the Fund will invest more than 25% of its assets in the mortgage-related industry, the Fund will be subject to greater volatility risk than a fund that is not concentrated in a single industry. The mortgage-related industry, as a whole, may be unstable if the price of real estate declines below a certain level or if the U.S. economy weakens below a certain level. Additionally, the Fund’s investments in mortgage-related industry securities may be more volatile than securities markets in general and may perform poorly even when securities markets, in general, are rising. The Fund’s investments may be concentrated in regions or states, which exposes the Fund to region- or state-specific economic risks such as higher unemployment rates, higher borrower default rates and declining property values.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. There is a risk that note-issuing borrowers will not make scheduled periodic interest and principal payments, resulting in losses to the Fund. Notes that pay interest periodically, but repay all principal at maturity are expected to have higher default rates. In addition, the credit quality of securities may decline if a borrower’s financial condition deteriorates. Lower credit quality may lead to greater volatility in the price of a note and in shares of the Fund. Lower quality notes, such as those considered sub-prime by the Adviser are more likely to default than those considered prime by the Adviser or a rating evaluation agency or service provider. An economic downturn or period of rising interest rates could adversely affect the market for these notes and reduce the Fund’s ability to sell these securities. The lack of a liquid market for these securities could decrease the Fund’s share price. Additionally, borrowers may seek bankruptcy protection which will delay resolution of security holder claims and may eliminate or materially reduce liquidity. Default, or the market’s perception that a borrower is likely to default, could reduce the value and liquidity of portfolio securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings. Lower quality notes offer the potential for higher return, but also involve greater risk than debt securities of higher quality, including an increased possibility that the borrower or guarantor, if any, may not be able to make its payments of interest and principal. If that happens, the value of the security will decrease and may become worthless. This will cause the Fund’s share price to decrease and its income will be reduced.

Defaulted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Defaulted Securities Risk. Defaulted securities lack liquidity and may have no secondary market for extended periods. Defaulted securities may have low recovery values and defaulting borrowers may seek bankruptcy protection which would delay resolution of the Fund’s claims. The Fund anticipates a significant likelihood of default by mortgage-related borrowers. Defaulted securities will not make scheduled interest or principal payments which will reduce the Fund’s returns and ability to make distributions. Defaulted securities may become worthless.

Fixed Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Rising interest rates tend to increase the likelihood of borrower default. These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk. The use of leverage by borrowing money to purchase additional securities causes the Fund to incur additional expenses and will magnify losses in the event of underperformance of the securities purchased with borrowed money.

Generally, the use of leverage also will cause the Fund to have higher expenses (mostly interest expenses) than those of funds that do not use such techniques. In addition, a lender to the Fund may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk. The Fund’s investments are subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of individuals that may have substantial market and/or credit risk, tend to have the greatest exposure to liquidity risk.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The net asset value of the Fund changes from time to time based on the performance of the securities in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular real estate segments and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions. The Fund’s borrowing costs, if any, will increase when interest rates rise.

Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayment Risk. Securities may be subject to prepayment risk because borrowers are typically able to prepay principal. Consequently, a security’s maturity may be longer or shorter than anticipated. When interest rates fall, obligations will be paid off more quickly than originally anticipated and the Fund may have to invest the prepaid proceeds in securities with lower yields. The yield realized on a security purchased at a premium will be lower than expected if prepayment occurs sooner than expected, as is often the case when interest rates fall. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, preventing the Fund from reinvesting at higher yields. The yield realized on a security purchased at a discount will be lower than expected if prepayment occurs later than expected, as is often the case when interest rates rise.

Real Estate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Risk. The Fund will not invest in real estate directly, but because the Fund will concentrate its investments in securities secured by real estate, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. Although the Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with direct ownership in real property. The value of the Fund’s shares will be affected by factors affecting the value of real estate. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and other expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses, including environmental remediation costs; (vii) variations in neighborhood values or the appeal of property to potential buyers; (viii) the availability of financing; (ix) changes in interest rates and (x) natural disasters.

Servicer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Servicer Risk. Because the Fund engages servicers to collect payments from borrowers, there is a risk that payments to the Fund will be delayed if a servicer fails to perform its functions or fails to perform them in a timely manner. A servicer may be inadequately staffed to efficiently process a higher than expected level of borrower defaults. Consequently, the Fund may experience unexpected delays in foreclosing on properties securing debts and recoveries to the Fund would likely be lower than expected. If a servicer becomes insolvent, the Fund will incur expenses in transferring servicing duties to a new servicer and borrower delinquencies and defaults would likely rise during a transfer to a new servicer. Loan servicing is subject to significant regulation and fines for violations of these regulations might be borne by the Fund because a loan servicer is an agent of the Fund.

The Adviser may invest up to 10% of the Fund’s assets in notes secured by commercial real estate. The Adviser selects securities by evaluating the issuer’s credit quality and the potential liquidation value of the commercial real estate collateral securing the issuer’s debt obligation. When evaluating credit quality the Adviser uses an underwriting model that takes into account the following factors, but may also take into consideration others:

Commercial Issuers

●	Issuer payment history including delinquencies and defaults

●	Issuer credit report

●	Security’s interest rate

●	Issuer total debt service load and total fixed costs

●	Tenant quality and lease roll-over

●	Local market competition

●	Projected vacancy rate

●	Title search of property to assure clear title by issuer When evaluating commercial real estate collateral’s potential liquidation value the Adviser uses a collateral valuation underwriting model that may take into account the following factors, but may also take into consideration others:

●	Current property value as established by an independent broker’s price opinion

●	State laws pertaining to mortgages in that domicile

●	Local real estate trends around the respective property

●	Potential environmental remediation costs at site

●	Estimated foreclosure value for the property Even though the Adviser re-evaluates each issuer’s ability to pay, it nonetheless anticipates a significant likelihood of default by issuers because of difficult-to-predict economic events. The Adviser expects to resolve or forestall defaults primarily by renegotiating note terms to lower interest and/or principal payments so that an issuer can resume payments on its note. The Adviser also may enter into an agreement with the issuer and a third party to sell the property to the third party for less than the principal balance on the note while forgiving any unpaid principal that remains after receiving the proceeds from the sale (commonly referred to as a short-sale). The Adviser may also foreclose upon the property and seek to recover via sale of the property.

There are also special risks associated with particular sectors, or real estate operations generally, as described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Hotel Properties. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Community Centers. Community center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of commercial real estate investments:

Development Issues. Certain commercial real estate issuers may engage in the development or construction of real estate properties. These issuers are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Certain commercial real estate issuers may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Dependence on Tenants. The value of commercial real estate issuers’ properties and the ability to repay their notes depend upon the ability of the tenants at their properties to generate enough income in excess of their operating expenses to make their lease payments. Changes beyond the control of commercial real estate issuers may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to repay their notes.

Financial Leverage. Commercial real estate issuers may be highly leveraged and financial covenants may affect the ability of these issuers to operate effectively.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a commercial real estate issuer may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such issuer and, as a result, the amount available to make interest or principal payments to the Fund could be reduced.

Current Conditions. The decline in the broader credit markets in recent years related to the sub-prime mortgage dislocation has caused the global financial markets to become more volatile and the United States homebuilding and commercial real estate market has been dramatically impacted as a result. The confluence of the dislocation in the real estate credit markets with the broad based stress in the United States real estate industry could create a difficult environment for owners of real estate in the near term and investors should be aware that the general risks of investing in securities secured by real estate may be magnified.

Recent instability in the United States, Europe and other credit markets also has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other adverse events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to continue to finance real estate developments and projects or refinance completed projects.

For example, adverse developments relating to sub-prime mortgages have been adversely affecting the willingness of some lenders to extend credit, in general, which may make it more difficult for companies to obtain financing on attractive terms or at all so that they may commence or complete real estate development projects, refinance completed projects or purchase real estate. It also may adversely affect the price at which companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms or at all. These developments also may adversely affect the broader economy, which in turn may adversely affect the real estate markets. Such developments could, in turn, reduce the number of real estate funds publicly-traded during the investment period and reduce the Fund’s investment opportunities.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	1209 Orange Street
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
Contact Personnel Name	The Corporation Trust Company

[1]	The Trustees have authorized an unlimited number of shares, subject to a $1 billion limit on the Fund, which would represent 99,502,488 shares assuming 10.05 NAV.